STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
22.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant law and regulations in the PRC, the Company's subsidiaries in the PRC are required to maintain non-distributable statutory reserves. Appropriations to the statutory reserves are required to be made at 10% of profit after taxes as reported in these entities' statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserves are accumulated to 50% of these entities' registered capital, these entities can choose not to provide further statutory reserves. The statutory reserves may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in registered capital of these entities. Amounts contributed to the statutory reserves from continuing operations were $3, $1 and $8 for 2015, 2016 and 2017, respectively. Amounts contributed to the statutory reserves from discontinued operations were $381 for 2015. The balance of statutory reserve of $18,274 from discontinued operations was reclassified to retained earnings in the consolidated financial statements upon disposal of Super TV in the year ended December 31, 2016.

Relevant PRC laws and regulations restrict the foreign invested enterprises ("FIEs") and VIEs established in the PRC from transferring a portion of their net assets to the Company in the form of loans, advances or cash dividends.

Based on the Company’s group structure and as advised by the Company’s PRC legal counsel, the registered capital of the Company’s FIEs and its consolidated VIE (all of which are domestic PRC entities) may be reduced as approved by their respective shareholders, subject to the minimum registered capital requirements under PRC law and after repayment of or provision for guarantees of debt as required by creditor (if any), and any excess registered capital after such reduction ("Excess Capital") may be transferred to such shareholders within the PRC without the consent of a third party pursuant to relevant PRC laws, rules and regulations. Such Excess Capital may be transferred to the FIEs, which could in turn transfer it to the parent of the FIEs (a non-PRC entity) and then ultimately transferred to the Company in the form of dividend distributions.

As a result, the Company’s restricted net assets (which consist of the registered capital and the statutory reserve of FIEs and the VIE, attributable to the Company) was $32,236 as of December 31, 2017.